Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 270,963,286.36
Previously Paid Amount	0.00
Total Fee Amount	23,573.81
Total Offset Amount	0.00
Net Fee	$ 23,573.81
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false